Investment Securities - Amortized Cost and Fair Value of Held to Maturity Securities Portfolio (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
Due within one year, Amortized Cost	$ 4,525
Due after one but within five years, Amortized Cost	4,975
Due after five but within ten years, Amortized Cost	3,928
Total Securities held for maturity, Amortized Cost	13,428
Due within one year, Estimated Fair Value	4,530
Due after one but within five years, Estimated Fair Value	5,040
Due after five but within ten years, Estimated Fair Value	3,929
Total Securities held for maturity, Estimated Fair Value	$ 13,499	$ 10,750